SCHEDULE II--Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II--Valuation and Qualifying Accounts
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

	Balance at Beginning of Period	Additions, Costs and Expenses	Deductions, Write-offs	Balance at End of Period
Allowance For Doubtful Accounts:
Year Ended December 31, 2012	$5,255	$2,817	$(2,539)	$5,533
Year Ended December 31, 2013	$5,533	$1,358	$(1,297)	$5,594
Year Ended December 31, 2014	$5,594	$165	$(1,840)	$3,919